Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025
Share Options [Line Items]
Grant of ordinary shares under option plan		3,069,280
Number of ordinary shares available for future issuance		1,058,186
Weighted average grant date fair value of options granted (in Dollars per share)		$ 1.11	$ 1.83
Options exercised (in Dollars)			$ 20
Unrecognized compensation expenses related to unvested options (in Dollars)		$ 1,137
Weighted average period		1 year 2 months 19 days
Common Stock [Member]
Share Options [Line Items]
Additional ordinary shares	270,000
Exercised share options		0	11,060